BORROWINGS - Notes of Nucleo (Details) $ in Millions	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 PYG (₲)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Mar. 31, 2021 PYG (₲) installment	Mar. 31, 2020 PYG (₲) installment
BORROWINGS
Borrowings	$ 5,436,615		$ 3,785,980	$ 6,096,182
Fixed interest rate
BORROWINGS
Borrowings	4,296,342		2,707,546
Nucleo
BORROWINGS
Maximum outstanding amount	3,200	₲ 500,000,000,000
Nucleo | Series 3
BORROWINGS
Amount involved | ₲						₲ 100,000,000,000
Number of installments | installment						1
Borrowings			17,445
Nucleo | Series 4
BORROWINGS
Amount involved | ₲					₲ 130,000,000,000
Number of installments | installment					1
Borrowings	29,291		23,029
Nucleo | Series 5
BORROWINGS
Amount involved | ₲					₲ 120,000,000,000
Number of installments | installment					1
Borrowings	$ 27,065		$ 21,279
Nucleo | Fixed interest rate | Series 3
BORROWINGS
Interest rate						8.75%
Nucleo | Fixed interest rate | Series 4
BORROWINGS
Interest rate					7.10%
Nucleo | Fixed interest rate | Series 5
BORROWINGS
Interest rate					8.00%